Employee Benefit Plans Cash Contributions (Details) $ in Millions	Dec. 31, 2018 USD ($)
Postemployment Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	$ 30
Other Postretirement Benefits Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	2
Foreign Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	$ 28